GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]
7.  GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are incurred to support the administration of the business that are not directly related to production. Significant components of general and administrative expenses are comprised of the following:

	Year Ended December 31,
	2024	2023
Corporate administration	$9,001	$9,190
Salaries and benefits	17,217	17,570
Audit, legal and professional fees	10,229	9,090
Filing and listing fees	1,076	610
Directors' fees and expenses	583	743
Depreciation	1,491	1,506
	$39,597	$38,709